CONVERTIBLE NOTES - Key assumptions used in determining fair value of Subsidiary Convertible Note (Details) - Subsidiary Convertible Note	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0138	0.013
Probability of conversion
CONVERTIBLE NOTES
Measurement input	0.10	0.10
Minimum | Bond yields
CONVERTIBLE NOTES
Measurement input	0.1405	0.0669
Maximum | Bond yields
CONVERTIBLE NOTES
Measurement input	0.1451	0.0774